UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55
East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Mid Cap Value

Opportunities Fund

OF BLACKROCK MID CAP VALUE OPPORTUNITIES

SERIES, INC.

ANNUAL REPORT | JANUARY 31, 2010

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had dominated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States;
notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental con-
cerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month
US equities (S&P 500 Index)	9.87%	33.14%
Small cap US equities (Russell 2000 Index)	8.86	37.82
International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

Portfolio Management Commentary

How did the Fund perform?

• Effective September 30, 2009, the Fund’s benchmark was changed from the S&P MidCap 400 Index to the S&P MidCap 400 Value Index, which the portfolio management team believes more accurately reflects the investment strategy of the Fund.

• The Fund generated strong absolute returns for the twelve-month period, but underperformed both the S&P MidCap 400 Value Index and its for-
mer benchmark, the S&P MidCap 400 Index. The following discussion of relative performance pertains to the S&P MidCap 400 Value Index.

What factors influenced performance?

• The Fund’s relative underperformance was due largely to negative attri-
bution in the materials, financials and consumer discretionary sectors.
Weakness in the materials sector stemmed largely from both an under-
weight and disappointing stock selection in chemicals. In particular, an underweight position in Ashland, Inc. hampered relative performance as the stock gained more than 400% during the period. Within the financials sector, real estate investment trusts (“REITs”) generated strong gains.
Although we increased Fund exposure to REITs during the period, an underweight hampered returns. Elsewhere in the financials sector, the
Fund’s capital markets holdings produced solid absolute gains, but failed to keep pace with their benchmark counterparts, negatively affecting rela-
tive performance. Consumer discretionary stocks also rallied during the twelve-month period. An underweight in the sector and disappointing stock selection among restaurants, apparel manufacturers and multiline retail dampened Fund performance. Lastly, the Fund’s cash position was a significant detractor from performance, given the sharp positive move in equity prices.

• Stock selection in the health care sector contributed positively to Fund performance for the year. Key areas of strength included pharmaceuticals and health care equipment & supplies. Performance also benefited from a surge in shares of health care technology providers, Cerner Corp. and
IMS Health, Inc. An underweight in the utilities sector, particularly among electric utilities, also added considerable value to Fund performance, as more defensive utilities stocks lagged the broader market during the period. Lastly, an overweight position and favorable stock selection in the energy sector boosted relative performance. Energy stocks outperformed, fueled by a sharp rebound in commodity prices. Notable individual contributors included oil, gas & consumable fuel companies, Newfield
Exploration Co. and Whiting Petroleum Corp., and energy, equipment
& services provider BJ Services Co.

Describe recent portfolio activity.

• During the annual period, we primarily added to REITs, insurance and commercial banks within the financials sector. We also added select specialty retail and textiles, apparel & luxury goods manufacturers, which decreased the Fund’s underweight in the consumer discretionary sector.
Conversely, we took advantage of gains in the health care sectors, reduc-
ing exposure in the health care providers & services, biotechnology and pharmaceuticals industries.

Describe Fund positioning at period end.

• The Fund ended the period with overweight positions in information technology (primarily software and semiconductors & semiconductor equipment), energy and health care (particularly pharmaceuticals). The
Fund was underweight in financials (notably REITs, insurance and capital markets names), industrials (particularly professional services, road & rail and commercial services & supplies companies) and utilities (primarily gas utilities).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Sector Allocation	Investments
Kinetic Concepts, Inc.	2%	Financials	24%
Coventry Health Care, Inc.	2	Information Technology	15
Dover Corp.	2	Industrials	13
Pharmaceutical Product Development, Inc.	2	Consumer Discretionary	12
Whiting Petroleum Corp.	1	Health Care	10
Wisconsin Energy Corp.	1	Utilities	9
New York Community Bancorp, Inc.	1	Energy	6
Harte-Hanks, Inc.	1	Materials	6
Timken Co.	1	Consumer Staples	3
Alliant Energy Corp.	1	Telecommunication Services	1
		Investment Companies	1

For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Fund Summary (concluded)

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund normally invests at least 80% of its assets in equity securities of mid cap companies.
3 This unmanaged index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the US market.
4 This unmanaged index measures the performance of the mid-capitalization value sector of the US equity market. It is a subset of the S&P
MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index. The Fund now uses this index as its benchmark rather than the S&P MidCap 400 Index because Fund management believes it better reflects the Fund’s investment strategies.

Performance Summary for the Period Ended January 31, 2010
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	12.76%	40.63%	N/A	2.99%	N/A	7.31%	N/A
Investor A	12.59	40.10	32.74%	2.68	1.58%	7.01	6.43%
Investor B	12.08	38.95	34.45	1.87	1.63	6.33	6.33
Investor C	12.00	38.76	37.76	1.75	1.75	6.09	6.09
Class R	12.32	39.50	N/A	2.31	N/A	6.74	N/A
S&P MidCap 400 Index	12.73	43.36	N/A	3.13	N/A	6.32	N/A
S&P MidCap 400 Value Index	14.13	42.54	N/A	2.63	N/A	6.95	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	August 1, 2009	January 31, 2010	During the Period[6]	August 1, 2009	January 31, 2010	During the Period[6]
Institutional	$1,000	$1,127.60	$ 5.36	$1,000	$1,019.86	$ 5.09
Investor A	$1,000	$1,125.90	$ 7.31	$1,000	$1,018,02	$ 6.94
Investor B	$1,000	$1,120.80	$11.32	$1,000	$1,014.23	$10.75
Investor C	$1,000	$1,120.00	$12.47	$1,000	$1,013.13	$11.84
Class R	$1,000	$1,123.20	$ 9.10	$1,000	$1,016.32	$ 8.65

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.01% for Institutional, 1.38% for Investor A, 2.14% for Investor B, 2.36% for
Investor C and 1.72% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C
Shares are subject to a distribution fee of 0.75% and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to February
4, 2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its investment advisory fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2009 and held through January 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Schedule of Investments January 31, 2010

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc. (a)(b)	11,900	$ 939,743
Curtiss-Wright Corp.	71,800	2,194,208
		3,133,951
Airlines — 0.6%
Delta Air Lines, Inc. (b)	146,400	1,790,472
Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc. (b)	13,900	533,760
Capital Markets — 0.2%
Legg Mason, Inc. (a)	22,200	572,316
Chemicals — 2.6%
Airgas, Inc.	42,800	1,808,728
Cytec Industries, Inc.	47,400	1,768,494
FMC Corp.	41,800	2,129,292
Intrepid Potash, Inc. (a)(b)	64,400	1,577,156
		7,283,670
Commercial Banks — 5.8%
Associated Banc-Corp	111,500	1,418,280
BancorpSouth, Inc. (a)	113,500	2,596,880
Bank of Hawaii Corp.	62,200	2,828,856
Cullen/Frost Bankers, Inc.	42,400	2,175,968
FirstMerit Corp.	104,300	2,137,107
Regions Financial Corp. (a)	340,500	2,162,175
TCF Financial Corp.	101,700	1,488,888
Valley National Bancorp (a)	103,900	1,428,625
		16,236,779
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	48,795	1,307,218
Communications Equipment — 1.5%
JDS Uniphase Corp. (b)	263,000	2,067,180
Tellabs, Inc.	351,200	2,258,216
		4,325,396
Construction & Engineering — 2.0%
Foster Wheeler AG (b)	31,100	870,178
Jacobs Engineering Group, Inc. (b)	48,100	1,817,699
URS Corp. (b)	63,200	2,836,416
		5,524,293
Consumer Finance — 0.7%
Discover Financial Services, Inc.	137,500	1,881,000
Containers & Packaging — 1.8%
Bemis Co.	51,000	1,431,060
Packaging Corp. of America	69,400	1,529,576
Sonoco Products Co.	80,200	2,226,352
		5,186,988
Distributors — 0.7%
Genuine Parts Co.	55,000	2,072,400
Diversified Consumer Services — 0.4%
Regis Corp.	71,000	1,131,030
Diversified Telecommunication Services — 0.9%
Qwest Communications International, Inc.	621,200	2,615,252
Electric Utilities — 2.8%
Cleco Corp.	56,400	1,461,888
DPL, Inc.	72,100	1,935,164
Great Plains Energy, Inc.	90,500	1,616,330
Hawaiian Electric Industries, Inc. (a)	110,800	2,191,624
NV Energy, Inc.	61,400	707,328
		7,912,334

Common Stocks	Shares	Value
Electrical Equipment — 0.4%
Ametek, Inc.	30,500	$ 1,111,420
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc. (b)	86,700	2,277,609
Avnet, Inc. (b)	112,300	2,969,212
Ingram Micro, Inc., Class A (b)	141,000	2,382,900
		7,629,721
Energy Equipment & Services — 2.6%
Dresser-Rand Group, Inc. (a)(b)	68,000	2,011,440
Patterson-UTI Energy, Inc.	118,800	1,824,768
Smith International, Inc.	43,200	1,309,824
Superior Energy Services, Inc. (b)	91,800	2,108,646
		7,254,678
Food Products — 1.4%
The J.M. Smucker Co.	23,700	1,423,659
Smithfield Foods, Inc. (b)	157,800	2,376,468
		3,800,127
Gas Utilities — 1.2%
Nicor, Inc.	36,300	1,470,876
South Jersey Industries, Inc.	49,300	1,889,669
		3,360,545
Health Care Equipment & Supplies — 2.2%
Kinetic Concepts, Inc. (b)	121,400	5,012,606
Zimmer Holdings, Inc. (b)	21,500	1,210,880
		6,223,486
Health Care Providers & Services — 2.7%
Coventry Health Care, Inc. (b)	210,700	4,820,816
Health Net, Inc. (b)	115,200	2,794,752
		7,615,568
Hotels Restaurants & Leisure — 0.4%
Burger King Holdings, Inc.	57,500	1,002,800
Household Durables — 1.1%
Jarden Corp.	63,100	1,923,288
MDC Holdings, Inc.	35,600	1,196,160
		3,119,448
Household Products — 1.6%
Church & Dwight Co., Inc.	35,500	2,140,295
Clorox Co.	41,200	2,437,804
		4,578,099
IT Services — 1.8%
Amdocs Ltd. (b)	75,300	2,152,827
Convergys Corp. (b)	282,300	3,020,610
		5,173,437
Insurance — 6.5%
Arch Capital Group Ltd. (b)	31,800	2,274,972
Fidelity National Title Group, Inc., Class A	77,800	1,003,620
HCC Insurance Holdings, Inc.	65,000	1,761,500
The Hanover Insurance Group, Inc.	51,100	2,167,662
PartnerRe Ltd.	28,000	2,088,520
ProAssurance Corp. (b)	42,900	2,177,604
Reinsurance Group of America, Inc.	52,200	2,543,184
Stancorp Financial Group, Inc.	35,900	1,542,982
Symetra Financial Corp. (b)	72,300	929,055
W.R. Berkley Corp.	74,200	1,805,286
		18,294,385

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 1.0%
IAC/InterActiveCorp. (b)	137,900	$ 2,769,032
Leisure Equipment & Products — 1.0%
Mattel, Inc.	148,600	2,930,392
Life Sciences Tools & Services — 2.3%
Affymetrix, Inc. (b)	383,500	2,024,880
Pharmaceutical Product Development, Inc.	192,900	4,506,144
		6,531,024
Machinery — 7.4%
AGCO Corp. (a)(b)	87,800	2,713,898
Dover Corp.	105,900	4,540,992
IDEX Corp.	61,000	1,721,420
Joy Global, Inc.	32,400	1,481,976
Parker Hannifin Corp.	56,800	3,175,688
SPX Corp.	40,900	2,226,596
Terex Corp. (b)	77,300	1,511,215
Timken Co.	154,700	3,466,827
		20,838,612
Media — 1.2%
Harte-Hanks, Inc.	329,500	3,479,520
Metals & Mining — 1.3%
Carpenter Technology Corp.	54,400	1,457,920
Cliffs Natural Resources, Inc.	55,600	2,221,220
		3,679,140
Multi-Utilities — 4.8%
Alliant Energy Corp.	103,922	3,242,366
MDU Resources Group, Inc.	105,400	2,320,908
NSTAR	51,600	1,771,944
NiSource, Inc.	79,300	1,130,025
OGE Energy Corp.	42,200	1,528,484
Wisconsin Energy Corp.	73,600	3,601,984
		13,595,711
Multiline Retail — 1.0%
JCPenney Co., Inc. (a)	115,400	2,865,382
Oil, Gas & Consumable Fuels — 3.4%
Arch Coal, Inc.	58,000	1,222,060
Cabot Oil & Gas Corp., Class A	37,100	1,419,817
Frontier Oil Corp.	63,400	789,964
PetroHawk Energy Corp. (b)	65,800	1,469,314
St. Mary Land & Exploration Co.	32,200	1,031,688
Whiting Petroleum Corp. (b)	54,800	3,647,488
		9,580,331
Personal Products — 0.4%
Alberto-Culver Co.	35,700	1,013,523
Pharmaceuticals — 1.7%
King Pharmaceuticals, Inc. (b)	248,200	2,980,882
Mylan, Inc. (a)(b)	92,800	1,691,744
		4,672,626
Real Estate Investment Trusts (REITs) — 6.3%
AMB Property Corp.	122,700	2,944,800
BioMed Realty Trust, Inc.	105,500	1,537,135
Camden Property Trust	30,100	1,166,977
Corporate Office Properties Trust	35,900	1,281,271
Essex Property Trust, Inc.	17,900	1,426,451

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Federal Realty Investment Trust	26,500	$ 1,706,070
Host Marriott Corp. (a)	105,825	1,121,745
The Macerich Co. (a)	84,742	2,614,281
Omega Healthcare Investors, Inc.	37,100	694,141
Plum Creek Timber Co., Inc. (a)	62,500	2,260,625
ProLogis	89,000	1,121,400
		17,874,896
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	24,500	1,396,745
Semiconductors & Semiconductor Equipment — 3.5%
Fairchild Semiconductor International, Inc. (b)	255,100	2,290,798
Intersil Corp., Class A	178,900	2,409,783
KLA-Tencor Corp.	81,000	2,284,200
Microchip Technology, Inc.	54,400	1,404,064
RF Micro Devices, Inc. (b)	394,500	1,518,825
		9,907,670
Software — 3.5%
CA, Inc.	121,000	2,666,840
Electronic Arts, Inc. (b)	44,500	724,460
Novell, Inc. (b)	581,400	2,598,858
Synopsys, Inc. (b)	88,100	1,873,887
TIBCO Software, Inc. (b)	233,300	2,090,368
		9,954,413
Specialty Retail — 4.1%
Foot Locker, Inc.	199,557	2,252,999
The Gap, Inc.	93,800	1,789,704
Limited Brands, Inc.	119,700	2,276,694
RadioShack Corp. (a)	110,800	2,162,816
Urban Outfitters, Inc. (b)	94,800	2,992,836
		11,475,049
Textiles, Apparel & Luxury Goods — 1.4%
Phillips-Van Heusen Corp.	32,900	1,292,641
VF Corp.	36,200	2,607,486
		3,900,127
Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	180,500	2,478,265
New York Community Bancorp, Inc. (a)	239,000	3,592,170
		6,070,435
Total Common Stocks – 93.4%		263,205,201
Investment Companies
iShares Dow Jones US Real Estate Index Fund (a)(c)	25,900	1,124,837
SPDR Gold Trust (b)	5,400	572,184
SPDR S&P MidCap 400 ETF Trust	10,500	1,338,750
Total Investment Companies – 1.1%		3,035,771
Total Long-Term Investments
(Cost – $234,598,978) – 94.5%		266,240,972

See Notes to Financial Statements.

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Schedule of Investments (concluded)

(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series,
LLC Money Market Series, 0.27% (c)(d)(e)	$ 31,550	$ 31,550,050
	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class, 0.10% (c)(d)	9,914,420	9,914,420
Total Short-Term Securities
(Cost – $41,464,470) – 14.7%		41,464,470
Total Investments (Cost – $276,063,448*) — 109.2%		307,705,442
Liabilities in Excess of Other Assets — (9.2)%		(25,840,419)
Net Assets – 100.0%		$ 281,865,023

* The cost and unrealized appreciation (depreciation) of investments as of January
31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$ 281,069,869
	Gross unrealized appreciation	$ 35,713,594
	Gross unrealized depreciation	(9,078,021)
	Net unrealized appreciation	$ 26,635,573
(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized Gain
Affiliate	Cost	Cost	(Loss)	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	$ 9,914,420[1]	—	—	$ 38,325
BlackRock
Liquidity Series,
LLC Cash Sweep
Series	— $23,188,699[2]		—	$ 14,161
BlackRock
Liquidity Series,
LLC Money
Market Series	$14,731,100[1]	—	—	$ 122,186
iShares Dow Jones
US Real Estate
Index Fund	$ 7,116,737	$ 9,508,126	$ (416,550)	$ 139,287
iShares Russell
Midcap Growth
Index Fund	$ 2,547,777	$ 2,547,777	$ 1,106,867	$ 22,598

1 Represents net purchase cost.
2 Represents net sale cost.
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from securities loans.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial
Statements.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$ 266,240,972
Short-Term Securities	9,914,420
Total Level 1	276,155,392
Level 2 — Short-Term Securities	31,550,050
Level 3	—
Total	$ 307,705,442

1 See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Statement of Assets and Liabilities
January 31, 2010
Assets
Investments at value — unaffiliated (including securities loaned of $29,163,417) (cost — $233,676,974)	$ 265,116,135
Investments at value — affiliated (including securities loaned of $434,300) (cost — $42,386,474)	42,589,307
Investments sold receivable	8,807,075
Capital shares sold receivable	304,306
Dividends receivable	192,414
Securities lending income receivable — affiliated	4,323
Prepaid expenses	18,594
Total assets	317,032,154
Liabilities
Collateral at value — securities loaned	31,550,050
Investments purchased payable	1,761,604
Capital shares redeemed payable	1,332,209
Investment advisory fees payable	153,278
Service and distribution fees payable	101,414
Other affiliates payable	10,389
Officer’s and Directors’ fees payable	159
Other accrued expenses payable	258,028
Total liabilities	35,167,131
Net Assets	$ 281,865,023
Net Assets Consist of
Paid-in capital	$ 363,012,270
Undistributed net investment income	12,474
Accumulated net realized loss	(112,801,715)
Net unrealized appreciation/depreciation	31,641,994
Net Assets	$ 281,865,023
Net Asset Value
Institutional — Based on net assets of $60,548,708 and 4,628,517 shares outstanding, 20 million shares authorized, $0.10 par value	$ 13.08
Investor A — Based on net assets of $101,184,485 and 7,910,600 shares outstanding, 40 million shares authorized, $0.10 par value	$ 12.79
Investor B — Based on net assets of $12,708,357 and 1,069,515 shares outstanding, 40 million shares authorized, $0.10 par value	$ 11.88
Investor C — Based on net assets of $57,113,153 and 4,895,842 shares outstanding, 40 million shares authorized, $0.10 par value	$ 11.67
Class R — Based on net assets of $50,310,320 and 4,211,990 shares outstanding, 40 million shares authorized, $0.10 par value	$ 11.94

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Statement of Operations
Year Ended January 31, 2010
Investment Income
Dividends	$ 3,639,745
Foreign taxes withheld	(189)
Income — affiliated	214,371
Securities lending — affiliated	122,186
Total income	3,976,113
Expenses
Investment advisory	1,648,369
Service — Investor A	199,113
Service and distribution — Investor B	173,444
Service and distribution — Investor C	531,586
Service and distribution — Class R	214,688
Transfer agent — Institutional	120,326
Transfer agent — Investor A	300,084
Transfer agent — Investor B	74,401
Transfer agent — Investor C	344,524
Transfer agent — Class R	205,537
Accounting services	119,827
Professional	96,987
Printing	75,231
Registration	64,233
Custodian	37,036
Officer and Directors	22,790
Miscellaneous	31,589
Total expenses	4,259,765
Less fees waived by advisor	(7,840)
Total expenses after fees waived	4,251,925
Net investment loss	(275,812)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(11,773,775)
Litigation proceeds	1,042,462
Investments — affiliated	690,317
(10,040,996)
Net change in unrealized appreciation/depreciation on investments	92,957,110
Total realized and unrealized gain	82,916,114
Net Increase in Net Assets Resulting from Operations	$ 82,640,302

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Statements of Changes in Net Assets
	Year Ended January 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income (loss)	$ (275,812)	$ 531,855
Net realized loss	(10,040,996)	(95,998,581)
Net change in unrealized appreciation/depreciation	92,957,110	(31,773,375)
Net increase (decrease) in net assets resulting from operations	82,640,302	(127,240,101)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(435,001)	—
Investor A	(276,392)	—
Class R	(4,030)	—
Net realized gain:
Institutional	—	(624,349)
Investor A	—	(824,034)
Investor B	—	(299,995)
Investor C	—	(618,544)
Class R	—	(428,160)
Decrease in net assets resulting from dividends and distributions to shareholders	(715,423)	(2,795,082)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(12,302,022)	(28,668,524)
Net Assets
Total increase (decrease) in net assets	69,622,857	(158,703,707)
Beginning of year	212,242,166	370,945,873
End of year	$ 281,865,023	$ 212,242,166
Undistributed net investment income	$ 12,474	$ 754,985

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Financial Highlights
			Institutional					Investor A
		Year Ended January 31,					Year Ended January 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value,
beginning of year	$ 9.37	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 9.16	$ 14.52	$ 18.49 $	19.63	$ 19.33
Net investment
income (loss)[1]	0.06	0.11	0.05	0.05	0.07	0.02	0.06	(0.00)[2]	0.00[3]	0.03
Net realized and
unrealized gain (loss)	3.73	(5.42)	(0.81)	1.79	4.34	3.65	(5.30)	(0.79)	1.76	4.28
Net increase (decrease) from
investment operations	3.79	(5.31)	(0.76)	1.84	4.41	3.67	(5.24)	(0.79)	1.76	4.31
Dividends and distributions
from:
Net investment income	(0.08)	—	—	—	—	(0.04)	—	—	—	—
Net realized gain	—	(0.12)	(3.23)	(2.94)	(4.10)	—	(0.12)	(3.18)	(2.90)	(4.01)
Total dividends and
distributions	(0.08)	(0.12)	(3.23)	(2.94)	(4.10)	(0.04)	(0.12)	(3.18)	(2.90)	(4.01)
Net asset value,
end of year	$ 13.08	$ 9.37	$ 14.80	$ 18.79	$ 19.89	$ 12.79	$ 9.16	$ 14.52 $	18.49	$ 19.63
Total Investment Return[4]
Based on net asset value	40.63%[5]	(36.16)%	(5.36)%	10.09%	23.90%	40.10%[6]	(36.39)%	(5.64)%	9.76%	23.66%
Ratios to Average Net Assets
Total expenses	1.04%	0.98%	0.93%	1.01%	1.01%	1.42%	1.36%	1.24%	1.26%	1.26%
Total expenses
after fees waived	1.04%	0.98%	0.93%	1.01%	1.01%	1.42%	1.36%	1.24%	1.26%	1.26%
Net investment
income (loss)	0.53%	0.84%	0.29%	0.28%	0.34%	0.17%	0.46%	(0.02)%	0.00%[7]	0.13%
Supplemental Data
Net assets,
end of year (000)	$ 60,549	$ 46,590	$ 78,988	$ 105,207	$ 114,921	$ 101,184	$ 64,948	$ 110,362 $	121,065	$ 98,343
Portfolio turnover	106%	154%	148%	99%	110%	106%	154%	148%	99%	110%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 40.20%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 39.66%.
7 Amount is less than 0.01%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Financial Highlights (continued)
			Investor B					Investor C
		Year Ended January 31,					Year Ended January 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value,
beginning of year	$ 8.55	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 8.41	$ 13.47	$ 17.36	$ 18.61	$ 18.39
Net investment loss[1]	(0.08)	(0.04)	(0.14)	(0.14)	(0.13)	(0.09)	(0.06)	(0.16)	(0.14)	(0.13)
Net realized and
unrealized gain (loss)	3.41	(4.96)	(0.74)	1.67	4.09	3.35	(4.90)	(0.72)	1.65	4.07
Net increase (decrease) from
investment operations	3.33	(5.00)	(0.88)	1.53	3.96	3.26	(4.96)	(0.88)	1.51	3.94
Distributions from
net realized gain	—	(0.11)	(3.00)	(2.72)	(3.66)	—	(0.10)	(3.01)	(2.76)	(3.72)
Net asset value,
end of year	$ 11.88	$ 8.55	$ 13.66	$ 17.54	$ 18.73	$ 11.67	$ 8.41	$ 13.47	$ 17.36	$ 18.61
Total Investment Return[2]
Based on net asset value	38.95%[3]	(36.91)%	(6.38)%	8.94%	22.69%	38.76%[4]	(37.06)%	(6.50)%	8.90%	22.65%
Ratios to Average Net Assets
Total expenses	2.26%	2.12%	2.04%	2.03%	2.04%	2.48%	2.35%	2.15%	2.04%	2.05%
Total expenses
after fees waived	2.26%	2.12%	2.04%	2.03%	2.04%	2.47%	2.35%	2.15%	2.04%	2.05%
Net investment loss	(0.77)%	(0.34)%	(0.83)%	(0.75)%	(0.67)%	(0.92)%	(0.54)%	(0.93)%	(0.78)%	(0.67)%
Supplemental Data
Net assets,
end of year (000)	$ 12,708	$ 20,131	$ 46,499	$ 78,174	$ 112,073	$ 57,113	$ 47,034	$ 85,547	$ 111,084	$ 103,468
Portfolio turnover	106%	154%	148%	99%	110%	106%	154%	148%	99%	110%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 38.60%.
4 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 38.29%.

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Financial Highlights (concluded)
			Class R
		Year Ended January 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 8.56	$ 13.63	$ 17.58	$ 18.81	$ 18.71
Net investment income (loss)[1]	(0.02)	0.01	(0.07)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	3.40	(4.97)	(0.74)	1.69	4.11
Net increase (decrease) from investment operations	3.38	(4.96)	(0.81)	1.64	4.09
Dividends and distributions from:
Net investment income	(0.00)[2]	—	—	—	—
Net realized gain	—	(0.11)	(3.14)	(2.87)	(3.99)
Total dividends and distributions	(0.00)	(0.11)	(3.14)	(2.87)	(3.99)
Net asset value, end of year	$ 11.94	$ 8.56	$ 13.63	$ 17.58	$ 18.81
Total Investment Return[3]
Based on net asset value	39.50%[4]	(36.66)%	(6.02)%	9.55%	23.26%
Ratios to Average Net Assets
Total expenses	1.81%	1.78%	1.64%	1.51%	1.51%
Total expenses after waiver	1.80%	1.78%	1.64%	1.51%	1.51%
Net investment income (loss)	(0.22)%	0.07%	(0.39)%	(0.28)%	(0.11)%
Supplemental Data
Net assets, end of year (000)	$ 50,310	$ 33,540	$ 49,550	$ 32,476	$ 17,981
Portfolio turnover	106%	154%	148%	99%	110%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 39.15%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”) of BlackRock
Mid Cap Value Opportunities Series, Inc. (the “Series”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company and is organized as a Maryland Corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
Investor A Shares are generally sold with a front-end sales charge.
Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liq-
uidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automati-
cally convert to Investor A Shares after approximately eight years.
Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to mat-
ters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if appli-
cable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investment in BlackRock Liquidity Series, LLC Money
Market Series (the "Money Market Series"), an unregistered investment company, at fair value, which is ordinarily based upon its pro rata owner-
ship in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserv-
ing capital. The Money Market Series' investments will follow the param-
eters of investments by a money market fund that is subject to Rule
2a-7 promulgated by the Securities and Exchange Commission (“SEC”)
under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Directors (the “Board’)
as reflecting fair value. When determining the price for such investments, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund may earn a fee on securities loaned, a portion of which may be rebated to the borrower. The Fund invests the cash collateral received, income from which is retained by the Fund. The Fund may pay reasonable lend-
ing agent, administrative and custodial fees in connection with its loans.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Notes to Financial Statements (continued)

a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an invest-
ment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended January 31, 2010. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for trans-
fers of financial assets. This guidance is intended to improve the rele-
vance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a trans-
fer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accu-
mulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

The Series, on behalf of the Fund, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s net assets.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, how-
ever the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated invest-
ment companies. This amount is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the year ended January 31, 2010, the Series, on behalf of the Fund, reimbursed the Manager $4,607 for certain accounting services, which is included in accounting services in the Statement of Operations.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Notes to Financial Statements (continued)

The Series, on behalf of the Fund, has entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, LLC
(“BRIL”) which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended January 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,385. Affiliates received contingent deferred sales charges of $9,034, and $1,866 relating to transactions in Investor B and Investor C Shares, respectively. Further-
more, affiliates received contingent deferred sales charges of $51 relating to transactions subject to front-end sales charge waivers on
Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended
January 31, 2010, the Fund paid $889 in return for these services,

which is included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended January 31, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the
Statement of Operations.

Call Center
Fees
Institutional	$ 621
Investor A	$3,344
Investor B	$ 867
Investor C.	$1,945
Class R	$ 768

The Fund has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company man-
aged by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the
Statement of Operations. For the year ended January 31, 2010, BIM received $30,435 in securities lending agent fees.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2010 were $251,704,114 and
$255,744,309, respectively.

4. Borrowings:

The Series, on behalf of the Fund, along with certain other funds man-
aged by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until
November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional
Information, subject to various other legal, regulatory or contractual lim-
its. Prior to its renewal the credit agreement had the following terms:

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Notes to Financial Statements (continued)

0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50%
and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Fund's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-
month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus
1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the year ended January 31, 2010.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of
January 31, 2010 attributable to net operating losses, income recog-
nized from pass-through entities and distributions paid in excess of taxable income were reclassified to the following accounts:

Paid-in capital	$ (279,670)
Undistributed net investment income	$ 248,724
Accumulated net realized loss	$ 30,946

The tax character of distributions paid during the fiscal years ended
January 31, 2010 and 2009 was as follows:

	1/31/2010	1/31/2009
Distributions paid from:
Ordinary income	$ 715,423	$ 2,649,128
Long-term capital gains	—	145,954
Total distributions	$ 715,423	$ 2,795,082

As of January 31, 2010 the tax components of accumulated net losses were as follows:

Capital loss carryforwards	$ (107,782,820)
Net unrealized gains*	26,635,573
Total	$ (81,147,247)

* The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of January 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires January 31,
2017	$ 32,503,018
2018	75,279,802
Total	$ 107,782,820
6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the finan-
cials sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Notes to Financial Statements (concluded)
7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Year Ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,197,992	$ 13,095,393	894,301	$ 11,455,153
Shares issued to shareholders in reinvestment
of dividends and distributions	36,094	413,997	41,113	590,260
Total issued	1,234,086	13,509,390	935,414	12,045,413
Shares redeemed	(1,579,573)	(18,355,938)	(1,298,490)	(16,730,965)
Net decrease	(345,487)	$ (4,846,548)	(363,076)	$ (4,685,552)
Investor A
Shares sold and automatic conversion of shares	2,903,260	$ 32,744,277	2,531,583	$ 32,621,453
Shares issued to shareholders in reinvestment
of dividends and distributions	23,192	260,446	55,323	778,361
Total issued	2,926,452	33,004,723	2,586,906	33,399,814
Shares redeemed	(2,108,416)	(23,160,451)	(3,092,464)	(38,735,071)
Net increase (decrease)	818,036	$ 9,844,272	(505,558)	$ (5,335,257)
Investor B
Shares sold	109,186	$ 1,065,664	224,445	$ 2,637,937
Shares issued to shareholders in reinvestment
of distributions	—	—	20,760	273,808
Total issued	109,186	1,065,664	245,205	2,911,745
Shares redeemed and automatic conversion of shares	(1,394,821)	(14,518,074)	(1,294,910)	(15,558,989)
Net decrease	(1,285,635)	$ (13,452,410)	(1,049,705)	$ (12,647,244)
Investor C
Shares sold	845,202	$ 8,557,135	1,149,424	$ 13,409,837
Shares issued to shareholders in reinvestment
of distributions	—	—	44,752	581,751
Total issued	845,202	8,557,135	1,194,176	13,991,588
Shares redeemed	(1,540,665)	(15,444,453)	(1,951,732)	(23,077,661)
Net decrease	(695,463)	$ (6,887,318)	(757,556)	$ (9,086,073)
Class R
Shares sold	2,024,704	$ 20,891,203	2,075,802	$ 24,379,139
Shares issued to shareholders in reinvestment
of dividends and distributions	383	4,030	32,466	427,903
Total issued	2,025,087	20,895,233	2,108,268	24,807,042
Shares redeemed	(1,732,823)	(17,855,251)	(1,823,292)	(21,721,440)
Net increase	292,264	$ 3,039,982	284,976	$ 3,085,602
8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has deter-
mined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. (the “Fund”), including the schedule of investments, as of January 31, 2010, and the related statement of oper-
ations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. as of January 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
March 31, 2010

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid by BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. during the taxable year ended January 31, 2010.

Record Date 7/22/09
Payable Date 7/24/09
Qualified Dividend Income for Individuals	100%
Dividends Qualifying for the Dividend Received Deduction for Corporations	100%
Short-Term Capital Gain Dividends for Non-U.S. Residents*	100%

* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Series	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Director, Vice Chairman and Chief Financial Officer of USX	35 RICs consisting of	ACE Limited
55 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	97 Portfolios	(insurance company);
New York, NY 10055	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)
Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	35 RICs consisting of	Watson
55 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	97 Portfolios	Pharmaceutical, Inc.
New York, NY 10055	Chairman of the		Parkinson’s Research since 2000; Director, BTG International
1941	Audit Committee		Plc (a global technology commercialization company) from
	and Director		2001 to 2007.
James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	35 RICs consisting of	None
55 East 52nd Street		2002	1996 and Executive Vice President thereof from 1996 to 2003;	97 Portfolios
New York, NY 10055			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	35 RICs consisting of	None
55 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member	97 Portfolios
New York, NY 10055			of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an	35 RICs consisting of	Knology, Inc. (tele-
55 East 52nd Street		2007	investment partnership) since 1979; Managing General Partner,	97 Portfolios	communications);
New York, NY 10055			The South Atlantic Venture Funds since 1983; Member of the		Capital Southwest
1944			Investment Advisory Council of the Florida State Board of		(financial)
Administration from 2001 to 2007.
Honorable	Director	Since	Partner and Head of International Practice, Covington and	35 RICs consisting of	Alcatel-Lucent (tele-
Stuart E. Eizenstat		2007	Burling (law firm) since 2001; International Advisory Board	97 Portfolios	communications);
55 East 52nd Street			Member, The Coca Cola Company since 2002; Advisory Board		Global Specialty
New York, NY 10055			Member, BT Americas (telecommunications) since 2004;		Metallurgical (metal-
1943			Member of the Board of Directors, Chicago Climate Exchange		lurgical industry);
			(environmental) since 2006; Member of the International		UPS Corporation
			Advisory Board GML (energy) since 2003.		(delivery service)
Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	35 RICs consisting of	None
55 East 52nd Street		2005		97 Portfolios
New York, NY 10055
1957
John F. O’Brien	Director	Since	Chairman and Director, Woods Hole Oceanographic Institute	35 RICs consisting of	Cabot Corporation
55 East 52nd Street		2007	since 2009 and Trustee thereof from 2003 to 2009;Director,	97 Portfolios	(chemicals); LKQ
New York, NY 10055			Allmerica Financial Corporation from 1995 to 2003;Director,		Corporation (auto
1943			ABIOMED from 1989 to 2006; Director, Ameresco, Inc.		parts manufacturing);
			(energy solutions company) from 2006 to 2007; Vice Chairman		TJX Companies, Inc.
			and Director, Boston Lyric Opera from 2002 to 2007.		(retailer)
Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law	35 RICs consisting of	None
40 East 52nd Street		2002	firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail)	97 Portfolios
New York, NY 10022			since 2000; Director of ECMC Group (service provider to
1942			students, schools and lenders) since 2001; President, The
American Law Institute, (non-profit) since 2008; President,
American Bar Association from 1995 to 1996.

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Series	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1] (concluded)
David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	35 RICs consisting of	None
55 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources	97 Portfolios
New York, NY 10055			at the University of Wyoming from 2006 to 2008; Trustee,
1941			University of Wyoming Foundation since 2008; Director, The
American Museum of Fly Fishing since 1997; Director, The
National Audubon Society from 1998 to 2005.
Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School	35 RICs consisting of	Bowne & Co., Inc.
55 East 52nd Street	and Member	2007	of Business Administration since 1995.	97 Portfolios	(financial printers);
New York, NY 10055	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Date shown is the earliest date a person has served as a director for the Series covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock
Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as join-
ing the Series’ board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James
H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996;
John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	170 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from	300 Portfolios
New York, NY 10055			2000 to 2005; Chairman of the Board of Trustees, State Street
1945			Research Mutual Funds from 2000 to 2005; Chairman, SSR
Realty from 2000 to 2004.
Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	35 RICs consisting of	None
55 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	97 Portfolios
New York, NY 10055			since 1988 and Chairman of the Executive and Management
1952			Committees; Formerly Managing Director, The First Boston Corp-
oration, Member of its Management Committee, Co-head of its
Taxable Fixed Income Division and Head of its Mortgage and Real
Estate Products Group; Chairman of the Board of several of
BlackRock’s alternative investment vehicles; Director of several of
BlackRock’s offshore funds; Member of the Board of Trustees of
New York University, Chair of the Financial Affairs Committee and
a member of the Executive Committee, the Ad Hoc Committee on
Board Governance, and the Committee on Trustees; Co-Chairman
of the NYU Hospitals Center Board of Trustees, Chairman of the
Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	170 RICs consisting of	None
55 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Chief	300 Portfolios
New York, NY 10055			Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of
certain closed-end funds in the BlackRock fund complex from
1989 to 2006.

3 Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Series based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Series based on his former positions with BlackRock, Inc. and its affiliated as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Officers and Directors (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Series	Time Served	Principal Occupation(s) During Past 5 Years
Series Officers[1]
Anne Ackerley	President	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	and Chief	2009	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock's U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General
55 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965
[1] Officers of the Series serve at the pleasure of the Board.
Further information about the Series’ Officers and Directors is available in the Series’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Investment Advisor	Custodian		Accounting Agent	Legal Counsel	Address of the Fund
BlackRock Advisors, LLC	The Bank of New York Mellon		State Street Bank and Trust	Willkie Farr & Gallagher LLP	100 Bellevue Parkway
Wilmington, DE 19809	New York, NY 10286		Company	New York, NY 10019	Wilmington, DE 19809
Princeton, NJ 08540
Sub-Advisor	Transfer Agent			Independent Registered
BlackRock Investment	PNC Global Investment		Distributor	Public Accounting Firm
Management, LLC	Servicing (U.S.) Inc.		BlackRock Investments, LLC	Deloitte & Touche LLP
Plainsboro, NJ 08536	Wilmington, DE 19809		New York, NY 10022	Princeton, NJ 08540

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at

www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio	Opportunities Portfolio
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
BlackRock Income Builder Portfolio†	BlackRock Multi-Sector Bond Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless
accompanied or preceded by the Fund’s current prospectus.
Past performance results shown in this report should not be
considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated
and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable
(the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section
11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Mid Cap
Value Opportunities
Fund of BlackRock	$28,200	$28,200	$0	$0	$6,100	$6,100	$55	$1,028
Mid Cap Value
Opportunities Series,
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the
Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-
approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Mid Cap Value
Opportunities Fund of
BlackRock Mid Cap Value	$16,932	$412,128
Opportunities Series, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: March 19, 2010